CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,559	$ 3,587	$ 2,345
Prepaid expenses	176	163	77
Total current assets	3,735	3,750	2,422
Office equipment, net of accumulated depreciation	13	14	12
Intangible assets, net of accumulated amortization	105	118	136
Other assets	3	3	3
Total assets	3,856	3,885	2,573
Current liabilities:
Accounts payable	1,093	1,270	728
Accrued expenses	1,340	1,250	1,292
Warrant derivative - short-term		0	1,176
Convertible notes - stockholder	105	105	105
Total current liabilities	2,538	2,625	3,301
Total liabilities	2,538	2,625	3,301
Commitments and contingencies
Stockholders' equity:
Preferred stock, par value $0.0001 per share; 30,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, par value $0.0001 per share; 150,000,000 shares authorized, 32,736,675 and 27,252,966 shares issued and outstanding, respectively	3	3	2
Additional paid-in capital	39,038	33,642	26,353
Accumulated deficit	(37,723)	(32,385)	(27,083)
Total stockholders’ equity	1,318	1,260	(728)
Total liabilities and stockholders’ equity	$ 3,856	$ 3,885	$ 2,573